Leases-Group as Lessee - Summary Of Expenses Relating To Leases (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019		Dec. 31, 2018
Disclosure Of Expenses Relating To Leases [Line Items]
Total depreciation expenses		¥ 10,460
Interest expense relating to lease liabilities		1,215
Expense relating to short-term leases	¥ 545	708
Expense relating to leases of low-value assets excluding expense relating to short-term leases	¥ 29	32
Expense relating to variable lease payments		7,791	[1]	¥ 3,292
Property [member]
Disclosure Of Expenses Relating To Leases [Line Items]
Total depreciation expenses		9,445
Data center, etc. [Member]
Disclosure Of Expenses Relating To Leases [Line Items]
Total depreciation expenses		¥ 1,015

[1]	These expenses are related to the variable lease payments which are excluded from measurement of the lease liabilities.